SUBSIDIARIES (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
U.K. regulated distribution operation
Disclosure of subsidiaries [line items]
Effective Ownership Interest (%)	80.00%	80.00%	80.00%
Voting Interest (%)	80.00%	80.00%	80.00%
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Effective Ownership Interest (%)	31.00%	31.00%	31.00%
Voting Interest (%)	92.00%	92.00%	92.00%
Global intermodal logistics operation
Disclosure of subsidiaries [line items]
Effective Ownership Interest (%)	27.00%	28.00%	0.00%
Voting Interest (%)	100.00%	100.00%	0.00%